Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2020
Financial Instruments
Summary of financial instruments, analyzed by classes and categories

	12/31/2020
		Carrying
In € thousand	Category	amount	Fair value
Financial assets, by class
Cash and cash equivalents	AC	102,144	n/a
Fixed term deposit	AC	50,000	n/a
Promissory notes	FVTPL	676	676
Security deposits	AC	2,096	2,096
Other financial assets	AC	16	16
Total financial assets		154,932
Financial liabilities, by class
Trade and other payables	AC	11,092	n/a
Convertible loans – host contract	AC	84,287	105,007
Convertible loans – embedded derivative	FVTPL	14,948	14,948
Other financial liabilities	AC	48	48
Total financial liabilities		110,375

Carrying
Thereof aggregated to categories according to IFRS 9	amount
Financial assets measured at amortised cost (AC)	154,256
Financial assets measured at FVTPL	676
Financial liabilities measured at FVTPL	14,948
Financial liabilities measured at amortised cost (AC)	95,427

	12/31/2019
		Carrying
In € thousand	Category	amount	Fair value
Financial assets, by class
Cash and cash equivalents	AC	59,571	n/a
Promissory notes	FVTPL	n/a	n/a
Security deposits	AC	910	910
Other financial assets	AC	12	12
Total financial assets		60,493
Financial liabilities, by class
Trade and other payables	AC	2,795	n/a
Convertible loans – host contract	AC	66,353	76,189
Convertible loans – embedded derivative	FVTPL	n/a	n/a
Other financial liabilities	AC	25	25
Total financial liabilities		69,173

Carrying
Thereof aggregated to categories according to IFRS 9	amount
Financial assets measured at amortised cost (AC)	60,493
Financial assets measured at FVTPL	n/a
Financial liabilities measured at FVTPL	n/a
Financial liabilities measured at amortised cost (AC)	69,173

	01/01/2019
		Carrying
In € thousand	Category	amount	Fair value
Financial assets, by class
Cash and cash equivalents	AC	47,139	n/a
Security deposits	AC	189	189
Other financial assets	AC	31	31
Total financial assets		47,359
Financial liabilities, by class
Trade and other payables	AC	2,651	n/a
Convertible loans – host contract	AC	n/a	n/a
Convertible loans – embedded derivative	FVTPL	n/a	n/a
Other financial liabilities	AC	37	n/a
Total financial liabilities		2,688

Carrying
Thereof aggregated to categories according to IFRS 9	amount
Financial assets measured at amortised cost (AC)	47,359
Financial assets measured at FVTPL	n/a
Financial liabilities measured at FVTPL	n/a
Financial liabilities measured at amortised cost (AC)	2,688

Summary of effect of reasonable changes of the most significant input parameters on the fair values of the embedded derivatives

			Effect on
in € thousand		Value	financial
December 31, 2020	Share Price	derivative	result
Base	0%	14,948
Up	10%	18,815	(3,867)
Down	(10)%	11,081	3,867

			Effect on
in € thousand		Value	financial
December 31, 2020	Credit Spread	derivative	Result
Base	0%	14,948
Up	10%	14,282	666
Down	(10)%	15,646	(698)

Summary of financial instruments, changes in fair Value of level 3 instruments

		Convertible loan –
		embedded
In € thousand	Promissory Notes	derivative
January 1, 2019	—	—
Initial recognition	—	516
Changes from fair value remeasurement	—	(516)
December 31, 2019	—	—
Initial recognition	622	(274)
Changes from fair value remeasurement	58	15,222
Foreign exchange effects	(4)	—
December 31, 2020	676	14,948

Summary of net gains and losses for each of the financial instrument measurement categories

	Subsequent measurement
		Foreign		Increase	Reversals
2020		exchange		in loss	of loss	Total per
In € thousand	Interest	conversion	Fair value	allowance	allowance	category
Financial assets measured at amortized cost	(83)	—	—	—	—	(83)
Financial liabilities measured at amortized cost	(33,960)	(98)	—	—	—	(34,058)
Financial assets and liabilities measured at fair value through profit or loss	—	(4)	(15,164)	—	—	(15,168)
Total	(34,043)	(102)	(15,164)	—	—	(49,309)

	Subsequent measurement
		Foreign		Increase	Reversals
2019		exchange		in loss	of loss	Total per
In € thousand	Interest	conversion	Fair value	allowance	allowance	category
Financial assets measured at amortized cost	(39)	—	—	—	—	(39)
Financial liabilities measured at amortized cost	(5,350)	(38)	—	—	—	(5,388)
Financial assets and liabilities measured at fair value through profit or loss	—	—	516	—	—	516
Total	(5,389)	(38)	516	—	—	(4,911)

Summary of exposures to credit risk for all financial assets that are not measured at fair value through profit or loss

			Gross	Impairment
	Equivalent to external	Weighted-average	carrying	loss	12/31/2020
in € thousand	credit rating S&P	loss rate	amount	allowance	Credit-impaired
Grades 1-6: Low risk	BBB- to AAA	—	154,256	—	No

			Gross	Impairment
	Equivalent to external	Weighted-average	carrying	loss	12/31/2019
in € thousand	credit rating S&P	loss rate	amount	allowance	Credit-impaired
Grades 1-6: Low risk	BBB- to AAA	—	60,493	—	No

			Gross	Impairment
	Equivalent to external	Weighted-average	carrying	loss	01/01/2019
in € thousand	credit rating S&P	loss rate	amount	allowance	Credit-impaired
Grades 1-6: Low risk	BBB- to AAA	—	47,359	—	No

Summary of sensitivity of a change in foreign currency

The following table presents the sensitivity of a change in EUR for Lilium Aviation UK Ltd (functional currency: GBP):

		Change on profit before tax
EUR per GBP	Change in EUR rate	(in € thousand)
2020	+10% = Rate: 1.2235	33
Rate: 1.1123	-10% = Rate: 1.0011	(40)
2019	+10% = Rate: 1.2929	13
Rate: 1.1754	-10% = Rate: 1.0578	(16)

The following tables present the sensitivity of a change in material foreign currencies for the Group entities where the functional currency is EUR:

		Change on profit before tax
USD per EUR	Change in USD rate	(in € thousand)
2020	+10% = Rate: 1.3498	(47)
Rate: 1.2271	-10% = Rate: 1.1044	58
2019	+10% = Rate: 1.2357	4
Rate: 1.1234	-10% = Rate: 1.0111	(5)

Summary of details of the (undiscounted) cash outflows of financial liabilities

				12/31/2020
in € thousand	2021	2022	2023 to 2025	2026 and thereafter
Lease liabilities	2,006	1,962	5,767	2,869
Convertible loans	88,013	—	—	—
Trade and other payables	11,092	—	—	—
Other financial liabilities	21	27	—	—

				12/31/2019
in € thousand	2020	2021	2022 to 2024	2025 and thereafter
Lease liabilities	1,417	1,420	4,088	3,133
Convertible loans	138,970	—	—	—
Trade and other payables	2,795	—	—	—
Other financial liabilities	25	—	—	—

Summary of reconciliation of changes in liabilities arising from financing activities

	Convertible	Lease
In € thousand	loans	liabilities	Total
Statement of Financial Position as of December 31, 2019	66,353	8,715	75,068
Proceeds from convertible loans	85,900	—	85,900
Principal elements of lease payments	—	(1,439)	(1,439)
Interest paid	—	(450)	(450)
Change in the cash flow from financing activities	85,900	(1,889)	84,011
Additions to lease liabilities due to new lease contracts	—	3,842	3,842
Fair value changes	15,222	—	15,222
Interest expenses	33,960	450	34,410
Capital contributions	(102,200)	—	(102,200)
Statement of Financial Position as of December 31, 2020	99,235	11,118	110,353

	Convertible	Lease
In € thousand	loans	liabilities	Total
Statement of Financial Position as of January 1, 2019	—	7,036	7,036
Proceeds from convertible loans	65,500	—	65,500
Principal elements of lease payment	—	(854)	(854)
Interest paid	—	(341)	(341)
Change in the cash flow from financing activities	65,500	(1,195)	64,305
Additions to lease liabilities due to new lease contracts	—	2,533	2,533
Fair value changes	(516)		(516)
Interest expenses	5,350	341	5,691
Capital contributions	(3,981)		(3,981)
Statement of Financial Position as of December 31, 2019	66,353	8,715	75,068